February 6, 2013

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Vanguard Malvern Funds (the Trust)
File No. 33-23444

Ladies and Gentlemen:

Enclosed is the 55th Post-Effective Amendment to the Trust’s Registration Statement on Form
N-1A, which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933. The purpose of this Amendment is to register Vanguard TIPS Transition Fund, a new series of the above mentioned Turst.

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, we have designated an effective date of
April 30, 2013. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b)
filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the
485(b) filing will designate as its effective date the same date on which we have requested that this
485(a) be declared effective.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 503-2398.

Sincerely,

Barry A. Mendelson
Principal and Senior Counsel
The Vanguard Group, Inc.

Enclosures
cc: Chad Eskildsen, Esq.
U.S. Securities and Exchange Commission